Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2024 USD ($) claim segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 32,552	$ 27,847
Personal Lines Segment | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,669
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,762
All outstanding liabilities before 2015, net of reinsurance	4
Liabilities for claims and claim adjustment expenses, net of reinsurance	911	745
Personal Lines Segment | 2020 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,258	1,256	$ 1,261	$ 1,247	$ 1,224
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2
Cumulative Number of Incurred Claim Counts | segment	88,732
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,250	1,237	1,211	1,141	833
Personal Lines Segment | 2021 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,498	1,503	1,516	1,540
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 6
Cumulative Number of Incurred Claim Counts | segment	89,934
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,476	1,444	1,375	1,035
Personal Lines Segment | 2022 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,612	1,622	1,665
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 28
Cumulative Number of Incurred Claim Counts | segment	90,182
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,545	1,470	1,042
Personal Lines Segment | 2023 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,605	1,583
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 95
Cumulative Number of Incurred Claim Counts | segment	81,801
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,441	1,078
Personal Lines Segment | 2024 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,696
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 392
Cumulative Number of Incurred Claim Counts | segment	75,902
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,050
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	37,569
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	28,376
All outstanding liabilities before 2015, net of reinsurance	101
Liabilities for claims and claim adjustment expenses, net of reinsurance	9,294	8,109
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	25,631
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	25,313
All outstanding liabilities before 2015, net of reinsurance	6
Liabilities for claims and claim adjustment expenses, net of reinsurance	324	213
Personal Lines Segment | Agency Channel | 2020 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,335	5,458	5,386	5,405	5,434
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	757,059
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,257	5,122	4,797	4,112	2,383
Personal Lines Segment | Agency Channel | 2020 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,334	3,323	3,327	3,320	3,329
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	1,785,155
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,332	3,328	3,323	3,323	3,250
Personal Lines Segment | Agency Channel | 2021 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,943	6,936	6,862	6,716
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 139
Cumulative Number of Incurred Claim Counts | claim	885,883
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,569	6,183	5,239	2,855
Personal Lines Segment | Agency Channel | 2021 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,619	4,629	4,624	4,708
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	2,106,004
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,617	4,612	4,621	4,438
Personal Lines Segment | Agency Channel | 2022 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,226	7,302	7,077
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 168
Cumulative Number of Incurred Claim Counts | claim	842,089
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,486	5,564	3,019
Personal Lines Segment | Agency Channel | 2022 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,584	5,545	5,429
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 27
Cumulative Number of Incurred Claim Counts | claim	2,033,436
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,549	5,542	5,176
Personal Lines Segment | Agency Channel | 2023 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	8,365	8,616
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 458
Cumulative Number of Incurred Claim Counts | claim	899,528
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,311	3,527
Personal Lines Segment | Agency Channel | 2023 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,880	5,775
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (16)
Cumulative Number of Incurred Claim Counts | claim	2,116,608
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,883	5,584
Personal Lines Segment | Agency Channel | 2024 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,700
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,991
Cumulative Number of Incurred Claim Counts | claim	922,906
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,753
Personal Lines Segment | Agency Channel | 2024 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,214
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (262)
Cumulative Number of Incurred Claim Counts | claim	2,110,655
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,932
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	41,277
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	30,743
All outstanding liabilities before 2015, net of reinsurance	83
Liabilities for claims and claim adjustment expenses, net of reinsurance	10,617	8,818
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	32,025
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	31,611
All outstanding liabilities before 2015, net of reinsurance	1
Liabilities for claims and claim adjustment expenses, net of reinsurance	415	223
Personal Lines Segment | Direct Channel | 2020 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,235	5,343	5,302	5,323	5,357
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	789,868
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,165	5,036	4,721	4,019	2,301
Personal Lines Segment | Direct Channel | 2020 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,773	3,762	3,766	3,753	3,776
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	2,139,157
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,771	3,767	3,762	3,766	3,720
Personal Lines Segment | Direct Channel | 2021 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,235	7,244	7,180	6,965
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 118
Cumulative Number of Incurred Claim Counts | claim	981,585
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,899	6,488	5,461	2,915
Personal Lines Segment | Direct Channel | 2021 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,570	5,573	5,568	5,752
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Incurred Claim Counts | claim	2,602,980
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,565	5,560	5,579	5,422
Personal Lines Segment | Direct Channel | 2022 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,799	7,870	7,563
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 160
Cumulative Number of Incurred Claim Counts | claim	973,940
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,023	5,983	3,132
Personal Lines Segment | Direct Channel | 2022 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,763	6,724	6,613
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 22
Cumulative Number of Incurred Claim Counts | claim	2,608,806
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,732	6,732	6,326
Personal Lines Segment | Direct Channel | 2023 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,424	9,628
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 436
Cumulative Number of Incurred Claim Counts | claim	1,095,697
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,160	3,926
Personal Lines Segment | Direct Channel | 2023 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,678	7,578
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (32)
Cumulative Number of Incurred Claim Counts | claim	2,858,910
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,692	7,362
Personal Lines Segment | Direct Channel | 2024 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,584
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2,218
Cumulative Number of Incurred Claim Counts | claim	1,224,816
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,496
Personal Lines Segment | Direct Channel | 2024 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	8,241
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (398)
Cumulative Number of Incurred Claim Counts | claim	2,978,088
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,851
Commercial Lines Segment | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	21,915
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,637
All outstanding liabilities before 2015, net of reinsurance	134
Liabilities for claims and claim adjustment expenses, net of reinsurance	10,412	9,192
Commercial Lines Segment | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,398
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,243
All outstanding liabilities before 2015, net of reinsurance	1
Liabilities for claims and claim adjustment expenses, net of reinsurance	156	197
Commercial Lines Segment | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	706
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	491
All outstanding liabilities before 2015, net of reinsurance	31
Liabilities for claims and claim adjustment expenses, net of reinsurance	246	261
Commercial Lines Segment | 2015 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	45	45	45	45	45	$ 47	$ 48	$ 46	$ 45	$ 51
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Incurred Claim Counts | claim	9,528
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 40	39	38	37	36	34	31	27	18	$ 7
Commercial Lines Segment | 2016 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	40	40	40	40	40	42	41	43	52
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2
Cumulative Number of Incurred Claim Counts | claim	7,649
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 36	36	35	34	33	31	27	21	$ 9
Commercial Lines Segment | 2017 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	54	55	48	46	49	51	55	63
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 9
Cumulative Number of Incurred Claim Counts | claim	17,683
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 42	42	40	37	35	31	24	$ 10
Commercial Lines Segment | 2018 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	83	82	77	77	77	81	82
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11
Cumulative Number of Incurred Claim Counts | claim	15,494
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 67	65	62	57	50	40	$ 18
Commercial Lines Segment | 2019 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	88	88	88	85	83	81
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 8
Cumulative Number of Incurred Claim Counts | claim	10,732
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 75	71	65	56	42	$ 20
Commercial Lines Segment | 2020 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,418	2,437	2,419	2,389	2,336
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 15
Cumulative Number of Incurred Claim Counts | claim	117,487
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,255	2,044	1,629	1,110	441
Commercial Lines Segment | 2020 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	623	625	622	625	632
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	99,612
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 622	621	620	622	541
Commercial Lines Segment | 2020 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	83	83	82	81	75
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11
Cumulative Number of Incurred Claim Counts | claim	9,561
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 64	60	52	39	$ 16
Commercial Lines Segment | 2021 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,581	3,574	3,527	3,447
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 79
Cumulative Number of Incurred Claim Counts | claim	156,656
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,990	2,414	1,546	574
Commercial Lines Segment | 2021 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	910	910	910	921
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2
Cumulative Number of Incurred Claim Counts | claim	121,945
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 906	902	903	764
Commercial Lines Segment | 2021 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	85	89	87	84
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 16
Cumulative Number of Incurred Claim Counts | claim	9,409
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 61	52	40	$ 17
Commercial Lines Segment | 2022 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,862	4,835	4,526
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 180
Cumulative Number of Incurred Claim Counts | claim	182,645
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,232	2,086	749
Commercial Lines Segment | 2022 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,329	1,330	1,315
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Incurred Claim Counts | claim	147,349
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,321	1,315	1,114
Commercial Lines Segment | 2022 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	82	81	84
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 18
Cumulative Number of Incurred Claim Counts | claim	7,740
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 51	40	$ 18
Commercial Lines Segment | 2023 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,502	5,456
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 472
Cumulative Number of Incurred Claim Counts | claim	189,384
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,307	848
Commercial Lines Segment | 2023 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,336	1,352
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4)
Cumulative Number of Incurred Claim Counts | claim	162,717
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,328	1,184
Commercial Lines Segment | 2023 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	85	85
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 27
Cumulative Number of Incurred Claim Counts | claim	7,512
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 42	$ 18
Commercial Lines Segment | 2024 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,552
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,136
Cumulative Number of Incurred Claim Counts | claim	187,406
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 853
Commercial Lines Segment | 2024 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,200
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (7)
Cumulative Number of Incurred Claim Counts | claim	151,280
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,066
Commercial Lines Segment | 2024 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	61
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 35
Cumulative Number of Incurred Claim Counts | claim	5,028
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 13